Current Liabilities - Employee Benefits	12 Months Ended
Jun. 30, 2023
Statement [LineItems]
Current Liabilities - Employee Benefits
NOTE 17. CURRENT LIABILITIES – EMPLOYEE BENEFITS

	Consolidated
	June 30, 2023 A$	June 30, 2022 A$
Annual leave	562,301	357,029

The current provision for employee benefits is in relation to accrued annual leave and covers all unconditional entitlements whe
re employees have completed the required period of service. The entire amount of the provision is presented as current, since the Group does not have an unconditional right to defer settlement for any of these obligations.